Note 16 - Loans Payable (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2021
Statement Line Items [Line Items]
Gain (loss) on forgiveness of debt	$ 106,624	$ 10,000	$ 184,813
Canada Emergency Business Account loan [member]
Statement Line Items [Line Items]
Borrowings				$ 40,000
Borrowings, interest rate				5.00%
Repayments of borrowings, classified as financing activities		30,000
Gain (loss) on forgiveness of debt		$ 10,000